(6) Certain Relationships and Related Transactions (Details) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2012 Scenario, Previously Reported	Sep. 30, 2011 Scenario, Previously Reported	Jun. 30, 2013 Scenario, Previously Reported RelatedPartyNoteAMember	Sep. 30, 2012 Scenario, Previously Reported RelatedPartyNoteAMember	Jun. 30, 2013 Scenario, Previously Reported RelatedPartyNoteCMember	Jun. 30, 2013 Scenario, Previously Reported RelatedPartyNoteDMember	Jun. 30, 2013 Scenario, Previously Reported RelatedPartyNoteEMember
Related party obligation						$ 2,000,000	$ 50,000	$ 250,000	$ 180,000
Secured by leased equipment						1,530,000
Secured by accounts receivable						1,529,808
Interest rate					15.00%		15.00%	15.00%	10.00%
Origination fee						50,000	5,000	15,000	9,000
Principal and interest paid in full						1,018,082			193,220
Principal and interest paid in full 2						1,037,544
Exercise price per share							$ 0.075	$ 0.075
Repriced warrants and options							$ 15,237	$ 24,723
Volatility lower limit							100.02%	76.69%
Volatility higher							109.24%	119.56%
Risk free interest rate	0.15%	0.36%	0.36%	0.32%			0.22%	0.22%
Exercise price							$ 0.075	$ 0.075
Market price							$ 0.074	$ 0.074
Risk free interest rate high								0.37%
Market price high								$ 0.075